Segment Information and Revenue Analysis- Schedule of Segment Information and Revenue Analysis (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Segment Reporting Information [Line Items]
Sales revenues	¥ 34,147,936	$ 4,796,732	¥ 87,622,395	¥ 82,563,751
Direct costs	33,198,431	4,663,356	82,205,508	78,323,583
Gross profit	¥ 949,505	$ 133,376	¥ 5,416,887	¥ 4,240,168
Percentage of sales revenue	100.00%	100.00%	100.00%	100.00%
Percentage of direct costs	100.00%	100.00%	100.00%	100.00%
Percentage of gross profit	100.00%	100.00%	100.00%	100.00%
Sales of yarns [Member]
Segment Reporting Information [Line Items]
Sales revenues	¥ 32,421,473	$ 4,554,217	¥ 83,269,024	¥ 77,040,009
Direct costs	31,828,375	4,470,905	78,630,523	73,902,110
Gross profit	¥ 593,098	$ 83,312	¥ 4,638,501	¥ 3,137,899
Percentage of sales revenue	95.00%	95.00%	95.00%	93.00%
Percentage of direct costs	96.00%	96.00%	96.00%	94.00%
Percentage of gross profit	62.00%	62.00%	86.00%	74.00%
Sales of finished garments [Member]
Segment Reporting Information [Line Items]
Sales revenues	¥ 1,726,463	$ 242,515	¥ 4,353,371	¥ 5,523,742
Direct costs	1,370,056	192,451	3,574,985	4,421,473
Gross profit	¥ 356,407	$ 50,064	¥ 778,386	¥ 1,102,269
Percentage of sales revenue	5.00%	5.00%	5.00%	7.00%
Percentage of direct costs	4.00%	4.00%	4.00%	6.00%
Percentage of gross profit	38.00%	38.00%	14.00%	26.00%